Interest Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest Income Text Block Abstract
Schedule of interest income
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Interest income from bank deposits	$204,081	$25,059	$138,672
Interest income from financial assets measured at amortized cost	31,604	12,810	20,603
Others	227	—	—
	$235,912	$37,869	$159,275